Borrowings and Lines of Credit (ST Borrowings Narrative) (Details) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Debt Disclosure [Abstract]
Aggregate Line of Credit Facility Maximum Borrowing Capacity	$ 4,350
Maximum Commercial Paper Borrowing Authority	$ 4,350
Short Term Debt Weighted Average Interest Rate	0.80%	5.70%
Short Term Line of Credit Facilities Remaining Borrowing Capacities	$ 1,400
Line of Credit Facility [Line Items]
Long Term Debt Remarketing, Proceeds	$ 1,100
Long Term Debt Remarketing, Number of Shares Issued	11.3
Multicurrency Revolving Credit Agreement [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 2,150
Revolving Credit Agreement [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Expiration Date	May 23, 2019
Line of Credit Facility, Maximum Borrowing Capacity	$ 2,200